Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Receivables Due Within 1 Year

	Balance per December 31
	2017	2016
	(euros in thousands)
Trade receivables	1,594	205
Unbilled receivables	710	—
VAT receivable	582	782
Prepaid general expenses	427	382
Prepaid pension costs	838	463
Prepaid share issuance costs	—	230
Interest bank	170	32
Other receivables	92	154

	4,413	2,248